The Olstein Strategic Opportunities Fund (Prospectus Summary) | The Olstein Strategic Opportunities Fund
Fund Summary: Olstein Strategic Opportunities Fund
Investment Objectives
The Fund's primary investment objective is long-term capital appreciation and its secondary objective is income.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in

The Olstein Funds. More information about these and other discounts is available from your financial adviser and in this statutory prospectus under the section entitled "Shareholder Information" on page 29, and in the Fund's statement of additional information under the section entitled "Distributor" on page 24.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The Olstein Strategic Opportunities Fund		Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original purchase price or the value of the shares upon redemption within one year of purchase)		none	[1]	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)		none		none
Redemption Fees	[2]	none		none
[1]	Purchases of $1 million or more, or purchases into account(s) with accumulated value of $1 million or more, that were not subject to a front-end sales charge are subject to a CDSC of 1.00% if sold within one year of the purchase date.
[2]	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Olstein Strategic Opportunities Fund		Class A	Class C
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.81%	0.81%
Total Annual Fund Operating Expenses	[2]	2.06%	2.81%
Management Fee Waiver/Expense Reimbursement	[2]	(0.46%)	(0.46%)
Net Expenses	[2]	1.60%	2.35%
[1]	Other Expenses include acquired fund fees and expenses, which were less than 0.01% of the Fund's average net assets.
[2]	OCM has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of both Class A shares and Class C shares of the Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, "non-routine expenses.") OCM may seek reimbursement of its waived fees and expenses borne under certain circumstances. This contractual fee waiver will remain in effect until at least October 28, 2012.

Expense Example:
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period, unless otherwise indicated. The examples also assume that you earn a 5% return each year and that the Fund's operating expenses remain the same. Please note that the one-year numbers below are based on the Fund's net expenses resulting from the expense limitation agreement described above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example The Olstein Strategic Opportunities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	704	1,118	1,558	2,774
Class C	338	828	1,443	3,105

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
The Olstein Strategic Opportunities Fund Class C	238	828	1,443	3,105

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61.37% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its objectives by investing primarily in common stocks of small- and mid-sized companies ("small-cap" or "mid-cap" stocks) that the

Fund's investment adviser, Olstein Capital Management, L.P. ("OCM"), believes are selling at a significant discount to OCM's proprietary cash flow-based calculation of private market value. For purposes of this investment policy, the

Fund considers "small- and mid-sized companies" to be companies with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index (as of August 31, 2011, the Index's average market capitalization was approximately

$2.58 billion).

The stock selection process involves an accounting-driven, free cash flow-based,

value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company's underlying business. The stock selection process emphasizes assessing downside risk before considering upside potential, with a particular emphasis on the evaluation of a company's financial risk as determined by the strength and conservatism of its balance sheet, its ability to produce future excess free cash flow and the quality of its earnings.

OCM believes that the management of small- to mid-sized companies face unique strategic choices, challenges and problems, often as a result of the company's size or expectations for growth. The Fund may employ a distinctive approach that involves engaging as an activist investor in small- to mid-sized companies where

OCM perceives that such an approach is likely to add value to the investment process. As a shareholder activist, OCM may make significant investments in small- to mid-sized public companies that it believes are substantially undervalued, often seeking to influence management to undertake specific steps to increase shareholder value. Although the Fund does not have strict limits regarding the size (market capitalization) of companies in which it will invest,

the emphasis on small- and mid-sized companies allows the Fund to make significant investments in such companies, which may increase the probability that management will act upon OCM's strategic recommendations. OCM often focuses on "deep value" situations where it believes that the public market price does not reflect OCM's estimate of the company's intrinsic value, or where there is an identifiable impediment to the recognition of private market value. In such situations, OCM will normally approach company management on a cooperative basis offering strategic advice and transactional experience.

When evaluating stocks for the Fund, OCM emphasizes an inferential analysis of financial statements as it seeks to identify early warning alerts (which may not be recognized by the investing public) of directional changes in a company's future ability to generate normalized free cash flow as well as its potential to grow. When assessing normalized free cash flow and the quality of earnings, OCM checks the accounting practices and assumptions utilized to construct financial statements against the economic reality of a company's business.

OCM believes stock prices often fall below a company's private market value as a result of a short-term focus on, or even an overreaction to, negative information regarding the company or its industry; or to just plain negative market psychology. The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at prices that

OCM believes can result in above-average capital appreciation if the deviation between stock price and OCM's estimate of the company's private market value is corrected by market forces or other catalysts that change perceptions.

Although the Fund uses several valuation methods to determine private market value, all methods emphasize expected future free cash flow after capital expenditures and working capital needs under the assumption that intelligent use of cash flow can build meaningful shareholder value over time. The Fund's bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of free cash flow. Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt,

engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.

The Fund may invest up to 20% of its net assets in foreign securities, but the

Fund's foreign investments will be limited to investments in developed countries, rather than countries with developing or emerging markets.

Main Risks
There can be no assurance that the Fund will achieve its objectives. Each of the risks listed below has the potential (individually or in any combination) to affect adversely the net asset value of the Fund and cause you to lose money.

Non-Diversification Risk: The Fund may hold larger positions in fewer securities than a diversified Fund. The Fund may be more volatile than a diversified fund because the gains or losses on a single security may have a greater impact on the Fund's value and total return than would be the case if investments were made in a larger number of securities.

Stock Market Risk: The Fund is subject to the risk that stock prices may decline over short or even extended periods of time.

Management Risk: The investment techniques used by OCM may not produce the desired results and cause the Fund to underperform its benchmarks or mutual fund peers.

Small- and Mid-Sized Company Risk: Small- and mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals.

Value Investing Style Risk: The Fund uses a value-oriented investment approach. However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock's value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated.

Portfolio Turnover: OCM's "buy and sell" discipline may result in a portfolio turnover rate higher than that of many funds with similar investment strategies. High portfolio turnover involves additional transaction costs (such as brokerage commissions), which are borne by the Fund, and might involve adverse tax effects.

Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell the security, which can have a negative impact on Fund performance. The

Fund may invest in small- and mid-sized companies, which may have a smaller

"float" (the number of shares that are available to trade) and attract less market interest, and, therefore, may be subject to liquidity risk.

Foreign Investing: Investing in foreign companies typically involves more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include risks related to currency exchange rate fluctuations, country or government specific issues (for example, terrorism,

war, social and economic instability, currency devaluations, and restrictions on foreign investment or the movement of assets), unfavorable trading practices,

less government supervision, less publicly available information, limited trading markets and greater volatility.

Performance
The bar chart and tables shown below illustrate the variability of the Fund's returns. The bar chart indicates the risks of investing in Class C shares of the

Fund by showing the changes in the performance of the Class C shares of the Fund from year to year (on a calendar year basis). The tables show how the average annual returns of the Class A and Class C shares for the one year and since inception periods compare with those of the S&P 500® Index and Russell 2500TM

Index. The S&P 500® Index represents a broad measure of market performance. The

Russell 2500TM Index represents the market sector of small- and mid-sized companies in which the Fund invests. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting

www.olsteinfunds.com or by calling (800) 799-2113.

Total Return for Class C as of 12/31

Total Return from January 1, 2011 to September 30, 2011: -19.48%

Best Quarter:  Q2 2009 33.08%

Worst Quarter: Q4 2008 -29.35%

The above returns do not reflect the CDSC of 1.00%, which is imposed if an investor redeems Class C shares within the first year of purchase. If the CDSC was reflected, returns would be less than those shown above.

Average Annual Total Returns for the Periods Ending December 31, 2010
Average Annual Total Returns The Olstein Strategic Opportunities Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year		Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	[1]	20.65%		2.05%	Nov. 01, 2006
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	[1]	20.65%		2.02%	Nov. 01, 2006
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	[1]	13.42%		1.74%	Nov. 01, 2006
Class C	Class C Return Before Taxes		25.73%	[2]	2.75%	Nov. 01, 2006
Class C After Taxes on Distributions	Class C Return After Taxes on Distributions		25.73%	[2]	2.72%	Nov. 01, 2006
Class C After Taxes on Distributions and Sales	Class C Return After Taxes on Distributions and Sale of Fund Shares		16.73%	[2]	2.34%	Nov. 01, 2006
S&P 500 Index	S&P 500® Index (w/dividends reinvested) Indices reflect no deductions for fees, expenses or taxes		15.06%		0.16%	Nov. 01, 2006
Russell 2500TM Index	Russell 2500TM Index (w/dividends reinvested) Indices reflect no deductions for fees, expenses or taxes		26.71%		3.36%	Nov. 01, 2006
[1]	The total return figures for Class A include the maximum front-end sales charge of 5.50% imposed on purchases.
[2]	The 1 Year total return figures for Class C assume that the shareholder redeemed at the end of the first year and paid the CDSC of 1.00%. The average annual total returns for Class C shown for the period since inception does not include the CDSC because there is no CDSC if shares are held longer than 1 year.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k)

plan or individual retirement account. The Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.